Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2024
Entity Registrant Name	dei_EntityRegistrantName	TIDAL ETF TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001742912
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 24, 2024
Document Effective Date	dei_DocumentEffectiveDate	Sep. 28, 2024
Prospectus Date	rr_ProspectusDate	Sep. 28, 2024
Newday Ocean Health ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Newday Ocean Health ETF – Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Newday Ocean Health ETF (the “Fund” or the “Ocean Health ETF”) seeks to capture long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. For the fiscal year ended May 31, 2024, the Fund’s portfolio turnover rate was 93% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	93.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in global equity securities of Ocean Health Companies (defined below). Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in Ocean Health Companies. The Fund categorizes an “Ocean Health Company” as a company that shows commitment and diligence towards addressing ocean-related issues, such as pollution discharge, waste runoff, overfishing, or environmental protection, or a company that prioritizes reduced CO2 emissions and/or invests in “blue carbon” projects aimed at managing, conserving, and restoring coastal and marine ecosystems (for the benefit of climate, biodiversity, and human well-being).

In order to identify investment candidates for the Fund, the Fund’s sub-adviser, Newday Funds, Inc., doing business as Newday Impact (“Newday” or the “Sub-Adviser”), analyzes the Fund’s investable universe utilizing a proprietary, mathematically-driven screening methodology. The Sub-Adviser begins its analysis by screening an initial universe of:

(i)	U.S.-listed companies whose securities comprise approximately ninety-five percent of the market capitalization of securities listed on U.S. stock exchanges; and

(ii)	companies whose securities are listed on foreign stock exchanges and that are domiciled in one of the 22 developed markets or 24 emerging markets that, in aggregate, represent approximately 85% of the global equity opportunity set outside of the U.S. See the section in the Fund’s Prospectus titled “Additional Information About the Funds” for a list of the 22 developed markets and 24 emerging markets.

The Fund may invest in the securities of foreign companies either directly (via securities listed on foreign stock exchanges) or indirectly via American Depositary Receipts (“ADRs”), which are listed on U.S. exchanges.

The Sub-Adviser uses ocean health criteria to determine a universe of Ocean Health Companies that are potential candidate companies for investment by the Fund. A company’s financial returns are not considered during this step. In particular, the Sub-Adviser considers specific key performance indicators (“KPI”) which are indicators of corporate alignment within the Ocean Health theme, such as a company’s water pollutant emissions, CO2 emissions, and hazardous waste production to assign each company a score (an “Ocean Health Impact Score”). Each KPI considered has a set of properties that determine how it is scored and weighted (see the section of the Fund’s Prospectus titled “Additional Information about the Funds”). The Sub-Adviser’s scoring model produces a numerical Ocean Health Impact Score with a range of 0-100%, where higher scoring companies are determined to be more thematically aligned, and therefore favorable candidates for inclusion in the Fund’s portfolio.

Once a universe of Ocean Health Companies is established, and certain companies are excluded (as noted below), the Sub-Adviser selects securities for the Fund’s portfolio considering, among other things, each company’s fundamental business metrics (such as earnings expectations, earnings quality, and profitability).

Excluded Companies

There are certain products and services the Sub-Adviser considers fundamentally incompatible with sustainable development. While the factors considered may not directly impact ocean health, the Sub-Adviser believes that companies with significant involvement in the listed business categories are generally not strong candidates for inclusion. The Sub-Adviser will exclude any companies with meaningful exposure (e.g., 5% revenue where such data is available) in any of the listed business categories. The Sub-Adviser will not make exclusions based on a lack of available data. Generally, the 5% revenue threshold is designed so that the Sub-Adviser’s model excludes the primary manufacturers or sellers of such products, rather than resellers with marginal exposure. For example, major online retailers would be screened out for sale of alcohol, firearms, etc. if the Sub-Adviser did not set a revenue threshold.

The Sub-Adviser will exclude any companies with meaningful exposure (as defined above) in any of the following business categories:

● Armaments - Companies that produce vehicles, planes, armaments or any combat materials used by the military.

● Cluster Bombs - Companies that produce cluster bombs.

● Anti-Personnel Landmines - Companies that produce anti-personnel landmines.

● Firearms - Companies that produce or retail firearms or small arms ammunition intended for civilian use.

● Gambling - Companies that generate revenues from gambling.

● Tobacco 5% Revenues - Companies that receive more than 5% of their total net revenues from tobacco production.

● Alcohol 5% Revenues - Companies that receive more than 5% of their total net revenues from alcohol production.

● Child Labor Controversies - Companies that have controversies regarding the use of child labor.

● Fossil Fuels - Companies that are included in the following Global Industry Classification Standards (GICS) sub-industries: Oil & Gas Drilling, Oil & Gas Equipment & Services, Integrated Oil & Gas, Oil & Gas Exploration & Production, Oil & Gas Refining & Marketing, Oil & Gas Storage & Transportation, and/or Coal & Consumable Fuels.

Portfolio Selection

The Sub-Adviser selects securities for the Fund’s portfolio using a multi-factorial “quantamental” process to seek companies that are both Ocean Health Companies and that appear poised to financially outperform over the long term. This approach merges quantitative analysis (using mathematical and statistical models) and fundamental analysis (examining financial statements and economic indicators). The Sub-Adviser conducts a quantitative analysis based on the Ocean Health Impact Scores, and it evaluates a range of macro and fundamental metrics such as earnings quality, earnings growth, volatility, and valuation.

In addition, the Sub-Adviser performs a qualitative analysis of each potential candidate. During this evaluative step, emphasis is placed on scrutinizing each portfolio candidate’s involvement with certain ‘advocacy’ themes, which include air, water, biodiversity, soil, equity, and carbon. In essence, the Sub-Adviser seeks to identify companies that are actively participating in or supporting efforts related to the aforementioned environmental issues. This involvement can take various forms, such as implementing sustainable practices within their operations, funding research and initiatives aimed at environmental conservation, or advocating for policies that promote these themes. The Sub-Adviser also looks for companies that show a readiness to adapt or change their strategies to embrace these values, especially after engaging in discussions with the Sub-Adviser. This comprehensive approach is designed to ensure that the companies selected for the Fund's portfolio are not only aware of these important themes but are also taking concrete steps to address them in their business models. Moreover, due consideration is given to assessing whether any candidate company is entwined in substantial controversies, such as engagement in anti-competitive practices, human rights discrepancies, shareholder rights violations, and issues pertaining to workforce health and safety.

Subsequently, the Sub-Adviser selects its highest conviction securities based on a holistic outcome of both the aforementioned quantitative and qualitative analyses.

In addition, the Fund may invest up to 20% of its net assets in companies that currently have moderate Ocean Health Impact Scores, provided that the Sub-Adviser determines they have strong financials. Selection of these companies also hinges on positive qualitative evaluations by the Sub-Adviser. As part of this process, the Sub-Adviser will evaluate each company’s readiness to implement operational changes that will advance the advocacy themes discussed above, either as part of the initial decision to invest in a company or as part of determining whether to keep a company in the Fund’s portfolio.

The Sub-Adviser may invest in companies of any market capitalization, region, or sector allowing it to construct a portfolio that focuses on what the Sub-Adviser views as the most attractive opportunities regardless of a company’s size, location, or sector orientation. The Fund’s portfolio will include approximately 20-30 companies.

The Fund is considered to be non-diversified, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. However, the Fund has a policy that it will reduce its holding in a security if the position makes up more than 7.5% of the Fund’s portfolio.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The bar chart shows the annual returns for the Fund. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of two broad measures of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.newdayimpactetfs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.newdayimpactetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Ended December 31,
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 11.19% for the quarter ended December 31, 2023 and the lowest quarterly return was -4.61% for the quarter ended September 30, 2023.

The Fund’s calendar year-to-date return as of June 30, 2024 was 9.08%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Periods Ended December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements such as an individual retirement account (“IRA”)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investors tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements such as an individual retirement account (“IRA”).

Newday Ocean Health ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Fund.
Newday Ocean Health ETF | Associated Risk of Investing Using Ocean Health Metrics and ESG Principles [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Associated Risk of Investing Using Ocean Health Metrics and ESG Principles. The Fund’s investment strategy limits the types and number of investment opportunities available to the Fund, and, as a result, the Fund may underperform other funds that do not primarily seek to invest in companies based on Ocean Health metrics or that are screened based on ESG principals. In addition, Ocean Health and ESG investing may affect the Fund’s exposure to some companies or industries, and the Fund will forgo some investment opportunities because they are screened out based on the Fund’s investment strategy.

Newday Ocean Health ETF | Equity Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, such as those held by the Fund, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

Newday Ocean Health ETF | General Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

Newday Ocean Health ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Newday Ocean Health ETF | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. At times the Fund may increase the relative emphasis of its investments in a particular sector or group of industries. The prices of securities of issuers in a particular sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, the value of Shares may fluctuate in response to events affecting that industry or sector.

Newday Ocean Health ETF | Consumer Non-Cyclical Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Consumer Non-Cyclical Sector Risk. The Fund's investments in the consumer non-cyclical sector may expose it to specific risks that could negatively impact its performance. The consumer non-cyclical sector, often less sensitive to economic cycles, includes companies involved in the production of goods and services that consumers need on a regular basis. This sector's performance is closely linked to factors such as global economic conditions, interest rates, currency exchange rates, and overall consumer demand. The resilience of these companies often hinges on their ability to maintain steady demand for essential products and services, which may be influenced by changes in demographics, consumer habits, and public health trends. Although typically considered more stable, companies in the consumer non-cyclical sector can still face challenges such as stringent regulatory environments, shifts in consumer loyalty, and intense competition, which can affect their profitability and market share.

Newday Ocean Health ETF | Industrials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Industrials Sector Risk. The Fund may invest in companies in the industrials sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The industrials sector may be affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

Newday Ocean Health ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

Newday Ocean Health ETF | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

Newday Ocean Health ETF | Models and Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Models and Data Risk. The composition of the Fund’s portfolio is dependent on proprietary screening methodology, third-party quantitative models, as well as information and data supplied by third parties (“Models and Data”). In particular, the Sub-Adviser may utilize global equity screening models in its securities analyses. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Fund’s portfolio universe that would have been excluded or included had the Models and Data been correct and complete.

Newday Ocean Health ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of the coronavirus (COVID-19) global pandemic. The impact of COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

Newday Ocean Health ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks.
Newday Ocean Health ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Newday Ocean Health ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

○	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Newday Ocean Health ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

Newday Ocean Health ETF | Trading [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

○	Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Newday Ocean Health ETF | Market Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Capitalization Risk.
Newday Ocean Health ETF | Large-Capitalization Investing [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

○	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Newday Ocean Health ETF | Mid-Capitalization Investing [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

○	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

Newday Ocean Health ETF | Small-Capitalization Investing [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

○	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Newday Ocean Health ETF | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.
Newday Ocean Health ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging Markets Risk. The Fund may invest in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell, or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.

Newday Ocean Health ETF | Depositary Receipt Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Depositary Receipt Risk. Depositary receipts involve risks similar to those associated with investments in foreign securities and certain additional risks. Depositary receipts listed on U.S. exchanges are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares.

Newday Ocean Health ETF | MSCI ACWI Net Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	22.20%
Since Inception	rr_AverageAnnualReturnSinceInception	9.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 06, 2022
Newday Ocean Health ETF | S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.29%
Since Inception	rr_AverageAnnualReturnSinceInception	11.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 06, 2022
Newday Ocean Health ETF | Newday Ocean Health ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AHOY
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.75%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 930
Annual Return 2023	rr_AnnualReturn2023	16.77%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2023
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.61%)
1 Year	rr_AverageAnnualReturnYear01	16.77%
Since Inception	rr_AverageAnnualReturnSinceInception	5.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 06, 2022
Newday Ocean Health ETF | Newday Ocean Health ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.61%
Since Inception	rr_AverageAnnualReturnSinceInception	5.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 06, 2022
Newday Ocean Health ETF | Newday Ocean Health ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.04%
Since Inception	rr_AverageAnnualReturnSinceInception	4.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 06, 2022
Newday Diversity, Equity & Inclusion ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Newday Diversity, Equity & Inclusion ETF – Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Newday Diversity, Equity & Inclusion ETF (the “Fund” or the “DEI ETF”) seeks to capture long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund has not commenced operations as of the date of this Prospectus, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in equity securities of DEI Companies (defined below). Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in DEI Companies. The Fund categorizes a “DEI Company” as a company that prioritizes hiring minority community members at all levels of its organization, including, executive level and board membership and has disclosed evidence through its internal programs and policies that all employees have equal opportunities for advancement.

The Fund prefers to invest in companies that demonstrate levels of hiring of minority community members in their workforce, in their management, and on their board roughly proportionate to overall demographic representations where such companies are located and where such information is available.

Diversity, Equity and Inclusion Criteria

In order to identify investment candidates for the Fund, the Fund’s sub-adviser, Newday Funds, Inc., doing business as Newday Impact (“Newday” or the “Sub-Adviser”), analyzes the Fund’s investable universe utilizing a proprietary, mathematically-driven screening methodology. The Sub-Adviser begins its analysis by screening an initial universe of: (i) U.S.-listed companies whose securities comprise approximately ninety-five percent of the market capitalization of securities listed on U.S. stock exchanges; and (ii) companies whose securities are listed on foreign stock exchanges and that are domiciled in one of the 22 developed markets or 24 emerging markets listed below that, in aggregate, represent approximately 85% of the global equity opportunity set outside of the U.S. The Fund may invest in the securities of foreign companies either directly (via securities listed on foreign stock exchanges) or indirectly via American Depositary Receipts (“ADRs”), which are listed on U.S. exchanges.

The Sub-Adviser considers specific key performance indicators (“KPI”) which are indicators of corporate alignment within the DEI theme, such as a company’s actual practice of hiring minorities, a company’s diversity at the board level, whether a company has hired a chief diversity officer and other minority employee and manager metrics to assign each company a score (a “DEI Impact Score”). Each KPI considered has a set of properties which determine how it is scored and weighted as described below.

The Sub-Adviser’s DEI criteria are used to determine potential candidate companies for investment by the Fund. A company’s financial returns are not considered during this step. However, as noted below, once a universe of potential candidates is selected based on DEI criteria, the Sub-Adviser selects securities for the Fund’s portfolio using a bottom-up approach that takes into consideration a company’s financial return potential by analyzing, among other factors, earnings expectations, earnings quality, and profitability.

Peer Group: Each KPI is assigned a peer group of either a specific “Sector” or the entire “Universe,” which determines which group of companies will be evaluated against each other with respect to a particular KPI. A “Sector” peer group is one of eleven market sectors: Energy, Materials, Industrials, Consumer Discretionary, Consumer Staples, Health Care, Financials, Information Technology, Real Estate, Communication Services and Utilities. The “Universe” peer group includes all eleven market sectors and addresses each company in the screened universe after applying the exclusion criteria discussed below. Sorting KPIs into appropriate peer groups ensures the Sub-Adviser’s analysis takes place within proper context. Along with Polarity and Data Type (each described below), this step in the Sub-Adviser’s methodology defines how each company’s KPI’s raw value is pre-processed for scoring.

Data type: The data type of a KPI is “boolean” or “float”. Boolean KPIs are typically survey responses regarding policies or internal structures, and will take the form of “true/false” or “yes/no”. Float KPIs are numeric values, such as emissions data, resource use, or financial values.

Polarity: The polarity of a KPI is “positive” or “negative”. A positive polarity KPI reflects a desirable trait, and will result in a higher subscore for a “true” value or a high numeric value. Conversely, a negative polarity KPI reflects a negative indication, such as a controversy or a pollutant quantity, and will result in a higher subscore for a “false” value or a low numeric value.

Category: Each KPI is sorted into thematic categories (“Categories”), representing distinct subtopics within a theme. The thematic categories in the Diversity, Equity & Inclusion model are ‘Workforce’ (e.g., company employees that do not hold an officer title) and ‘Management’ (e.g., officers of the company). This piece of the model was added to increase the stability of the scoring output. One of the challenges typically present in ESG (Environmental, Social, and Governance) databases is that companies do not always supply data for every field, which can cause issues in a scoring model if not treated with care. To address that problem, in the Sub-Adviser’s model, each Category has a calculated target weight. To improve the results of the scoring model, if a company has missing KPI values, the weight assigned to the missing KPI values is redistributed proportionally between the other KPIs in a Category group.

Intensity: The Intensity of each KPI reflects its relevance to the impact thesis for the Fund’s portfolio. Within the Sub-Adviser’s database of ESG data, there are often several KPIs that are centrally relevant to the impact thesis, as well as many that are not quite as important, but still indicate alignment with a theme. Simply put, the Sub-Adviser gives more relevant KPIs more weight in the model.

The Sub-Adviser utilizes publicly available information sourced from a third-party data analysis platform when applying its DEI criteria and determining a company’s DEI Impact Score. The third-party data analysis platform assembles data from sources such as company websites, annual reports, and corporate social responsibility reports. The Sub-Adviser reviews the source materials as well as standardized reports prepared by the third-party data analysis platform.

Upon completion of this analysis each company will be assigned a DEI Impact Score reflecting its relative alignment with the thematic topic considered by the Sub-Adviser’s models. The Sub-Adviser’s internal ESG scoring model produces a numerical DEI Impact Score with a range of 0-100%, where higher scoring companies are determined to be more thematically aligned, and therefore favorable candidates for inclusion in the Fund’s portfolio. Generally, there will not be companies close to a 0% or 100% score. For example, in order to score 100%, a company would have to register a positive response to every surveyed KPI, as well as being the top ranked company in its peer group on every numerical data point, and in practice this is extremely unlikely to happen.

Excluded Companies

There are certain products and services the Sub-Adviser considers fundamentally incompatible with diversity, equity and inclusion principles. While the factors considered may not directly impact diversity, equity and inclusion, the Sub-Adviser believes that companies with significant involvement in the listed business categories are generally not strong candidates for inclusion from an ESG perspective. The Sub-Adviser will exclude any companies with meaningful exposure (e.g., 5% revenue where such data is available) in any of the listed business categories. The Sub-Adviser will not make exclusions based on a lack of available data. Generally, the 5% revenue threshold is designed so that the Sub-Adviser’s model excludes the primary manufacturers or sellers of such products, rather than resellers with marginal exposure. For example, major online retailers would be screened out for sale of alcohol, firearms, etc. if the Sub-Adviser did not set a revenue threshold.

Additionally, the Sub-Adviser screens out companies involved in severe ESG controversies, the occurrence of which typically indicates a company has a significant lack of proper ESG policy implementation, which may be due to a significant structural deficit in operations or oversight, unethical leadership, or some other cause. Examples of ESG controversies that may cause the Sub-Adviser to exclude a company from the Fund’s investable universe include controversies concerning environmental matters; wages & working conditions; bribery; corruption & fraud; anti-competitive behavior; insider dealings; and child labor.

The Sub-Adviser will exclude any companies with meaningful exposure (as defined above) in any of the following business categories:

● Armaments - Companies that produce vehicles, planes, armaments or any combat materials used by the military.

● Cluster Bombs - Companies that produce cluster bombs.

● Anti-Personnel Landmines - Companies that produce anti-personnel landmines.

● Firearms - Companies that produce or retail firearms or small arms ammunition intended for civilian use.

● Gambling - Companies that generate revenues from gambling.

● Tobacco 5% Revenues - Companies that receive more than 5% of their total net revenues from tobacco production.

● Alcohol 5% Revenues - Companies that receive more than 5% of their total net revenues from alcohol production.

● Child Labor Controversies - Companies that have controversies regarding the use of child labor.

● Fossil Fuels - Companies that are included in the following Global Industry Classification Standards (GICS) sub-industries: Oil & Gas Drilling, Oil & Gas Equipment & Services, Integrated Oil & Gas, Oil & Gas Exploration & Production, Oil & Gas Refining & Marketing, Oil & Gas Storage & Transportation, and/or Coal & Consumable Fuels.

Portfolio Selection

Once a universe of DEI Companies is established based on the DEI Impact Scores, the Sub-Adviser selects securities for the Fund’s portfolio using a bottom-up approach that takes into consideration seven fundamental factors: earnings expectations, earnings quality, profitability, operating efficiency, valuation, governance and risk. The Sub-Adviser uses two key models to select companies for the Fund’s portfolio, a buy/sell model and a macro model. The buy/sell model targets companies most at risk of underperforming the market and the macro model identifies which companies should outperform or underperform in any given state of the economic/business cycle. Based on the output of these models, the Sub-Adviser then selects its highest conviction securities and determines weightings for inclusion in the Fund’s portfolio. The Sub-Adviser may invest in companies of any market capitalization, region, or sector allowing it to construct a portfolio that focuses on the most attractive security opportunities regardless of the company’s size, location or its sector orientation.

The Fund’s portfolio will include approximately 40-60 companies. The portfolio is actively managed by the Sub-Adviser and the weightings are adjusted regularly with a focus on each company’s DEI Impact Score and investment fundamentals.

The Fund is considered to be non-diversified, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. However, the Fund has a policy that it will reduce its holding in a security if the position makes up more than 7.5% of the Fund’s portfolio.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.newdayimpactetfs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.newdayimpactetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
Newday Diversity, Equity & Inclusion ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Fund.
Newday Diversity, Equity & Inclusion ETF | Associated Risk of Investing Using Ocean Health Metrics and ESG Principles [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Associated Risk of Investing Using Diversity, Equity and Inclusion Metrics and ESG Principles. The Fund’s investment strategy limits the types and number of investment opportunities available to the Fund, and, as a result, the Fund may underperform other funds that do not primarily seek to invest in companies based on Diversity, Equity and Inclusion metrics or that are screened based on ESG principals. In addition, Diversity, Equity and Inclusion and ESG investing may affect the Fund’s exposure to some companies or industries, and the Fund will forgo some investment opportunities because they are screened out based on the Fund’s investment strategy.

Newday Diversity, Equity & Inclusion ETF | Equity Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, such as those held by the Fund, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

Newday Diversity, Equity & Inclusion ETF | General Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

Newday Diversity, Equity & Inclusion ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Newday Diversity, Equity & Inclusion ETF | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. At times the Fund may increase the relative emphasis of its investments in a particular sector or group of industries. The prices of securities of issuers in a particular sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, the value of Shares may fluctuate in response to events affecting that industry or sector.

Newday Diversity, Equity & Inclusion ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

Newday Diversity, Equity & Inclusion ETF | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

Newday Diversity, Equity & Inclusion ETF | Models and Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Models and Data Risk. The composition of the Fund’s portfolio is dependent on proprietary screening methodology, third-party quantitative models, as well as information and data supplied by third parties (“Models and Data”). In particular, the Sub-Adviser may utilize global equity screening models in its securities analyses. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Fund’s portfolio universe that would have been excluded or included had the Models and Data been correct and complete.

Newday Diversity, Equity & Inclusion ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of the coronavirus (COVID-19) global pandemic. The impact of COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

Newday Diversity, Equity & Inclusion ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks.
Newday Diversity, Equity & Inclusion ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Newday Diversity, Equity & Inclusion ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

○	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Newday Diversity, Equity & Inclusion ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

Newday Diversity, Equity & Inclusion ETF | Trading [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

○	Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

Newday Diversity, Equity & Inclusion ETF | Market Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Capitalization Risk.
Newday Diversity, Equity & Inclusion ETF | Large-Capitalization Investing [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

○	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Newday Diversity, Equity & Inclusion ETF | Mid-Capitalization Investing [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

○	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

Newday Diversity, Equity & Inclusion ETF | Small-Capitalization Investing [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

○	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Newday Diversity, Equity & Inclusion ETF | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.
Newday Diversity, Equity & Inclusion ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging Markets Risk. The Fund may invest in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell, or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.

Newday Diversity, Equity & Inclusion ETF | Depositary Receipt Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Depositary Receipt Risk. Depositary receipts involve risks similar to those associated with investments in foreign securities and certain additional risks. Depositary receipts listed on U.S. exchanges are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares.

Newday Diversity, Equity & Inclusion ETF | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Newday Diversity, Equity & Inclusion ETF | Newday Diversity, Equity & Inclusion ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FAIR
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2],[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.75%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 240

[1]	The Fund’s investment adviser, Tidal Investments LLC (“Tidal” or the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses (“AFFE”), accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
[2]	The Fund’s investment adviser, Tidal Investments LLC (“Tidal” or the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses (“AFFE”), accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and litigation expenses, and other non-routine or extraordinary expenses.
[3]	Estimated for the current fiscal year.